Revenue, Accounts Receivable and Provision for Credit Losses, Revenue and Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenues and Accounts Receivable [Abstract]
Accounts receivable, net of provision for credit losses	$ 8,247		$ 3,792
Maximum loss if charterers failed to perform	1,587		405
Spot Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	13,225	$ 11,441
Accounts receivable, net of provision for credit losses	4,995		2,037
Contract assets	828		196
Time Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	0	5,998
Accounts receivable, net of provision for credit losses	0		2
Pool Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	12,050	$ 74
Accounts receivable, net of provision for credit losses	$ 3,252		$ 1,753
Revenues [Member] | Customer Concentration Risk [Member] | Charterer A [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer B [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	29.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer C [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	10.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer D [Member]
Revenues [Abstract]
Concentration risk percentage	48.00%	28.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer E [Member]
Revenues [Abstract]
Concentration risk percentage	15.00%	0.00%